Offerings - Offering: 1	Sep. 26, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	9,558,635
Proposed Maximum Offering Price per Unit	2.78
Maximum Aggregate Offering Price	$ 26,573,005.30
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,068.33
Offering Note	(1) Represents 9,558,635 shares of Beyond Meat, Inc.`s (the "Company") common stock, par value $0.0001 per share (the "common stock"), to be offered and sold from time to time by Unprocessed Foods, LLC ("Unprocessed Foods" or the "selling securityholder") issuable upon the exercise of the equivalent number of warrants granted to the selling securityholder on June 26, 2025 and September 18, 2025 in connection with the making of the Delayed Draw Term Loans (as defined in this registration statement on Form S-3 (the "Registration Statement")) pursuant to the Loan and Security Agreement, dated May 7, 2025, by and among the Company, Unprocessed Foods, the other lenders party thereto from time to time and the guarantors party thereto from time to time. (2) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the Registration Statement shall also cover any additional shares of the Company`s securities that become issuable by reason of any stock splits, stock dividend or similar transaction. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act based on $2.78 per share, the average of the high and low sales prices of the Company`s common stock as reported by the Nasdaq Global Select Market on September 22, 2025.